MEZZANINE EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
MEZZANINE EQUITY

7.	MEZZANINE EQUITY

Series A Preferred Stock

On August 20, 2025, the Company entered into and closed a transaction with Panther Bridge, LLC, a Texas limited liability company (“Panther Bridge”), under which Panther Bridge loaned $6,000,000 to the Company, see note 10. The transaction was effective through a Subscription Agreement that was entered into between the two parties, under which the Company sold to Panther Bridge an 18% Unsecured Promissory Note in the original principal amount of $6,000,000 (the “Panther Bridge Note”), along with 3,000,000 shares of Series A Redeemable Preferred Stock, par value of $0.0001 per share (the “Preferred Stock”) for $0. The Series A Preferred Stock is recorded at the fair value at the time of issuance of $4,843 in the Company’s Condensed Consolidated Financial Statements.

Mezzanine Classification

The Series A Preferred Stock is redeemable in the event of certain change of control events involving the Company. S99-3A(2) of the SEC’s Accounting Series Release No. 268 (“ASR 268”) requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Preferred securities that are mandatorily redeemable are required to be classified by the issuer as liabilities whereas under ASR 268 guidance an issuer should classify a preferred security whose redemption is contingent on an event not entirely in control of the issuer as mezzanine equity. The Series A Preferred Stock is not mandatorily redeemable. A change in control, however, is not solely in control of the Company, and accordingly, the Company determined that mezzanine treatment is appropriate for the Series A and has presented it as such in our Condensed Consolidated Financial Statements as of and for the year ended December 31, 2025 and for the three months ended March 31, 2026.

Liquidation Preference

The Series A Preferred Stock will rank senior to the Company’s common stock, with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Dividends

Holders of the Series A Preferred Stock are entitled to a dividend at the rate of 18.0% per annum, compounding quarterly, paid in cash, at the Company’s election. For any quarter in which the Company elects not to pay the dividend in cash, such dividend will become part of the redemption price of each share of Series A Preferred Stock as of the applicable dividend payment date. During the three months ended March 31, 2026, the Company did not declare or pay dividends.

Voting

The Series A Preferred Stock will not be entitled to vote with the holders of the common stock.

Redemption

At any time, the Company may redeem, ratably, in whole, the shares of Series A Preferred Stock of any holder outstanding at such time at a redemption price per share of Series A Preferred Stock equal to the following: sum of (i) $1.00 plus (ii) all unpaid dividends (whether or not declared) on such share accrued from (and including) the immediately preceding dividend payment date to (but not including) the redemption date.

Change in Control Redemption

In the event of any change in control transaction occurring after the original issuance date, each holder of shares of Series A Preferred Stock outstanding immediately prior to the consummation of such change in control transaction shall be entitled to have all, but not less than all, of the shares of Series A Preferred Stock be redeemed at the redemption price upon the consummation of such change in control transaction.

As of March 31, 2026, the Series A Preferred Stock is not probable of becoming redeemable.

7.	MEZZANINE EQUITY

Series A Preferred Stock

On August 20, 2025, the Company entered into and closed a transaction with Panther Bridge, LLC, a Texas limited liability company (“Panther Bridge”), under which Panther Bridge loaned $6,000,000 to the Company, see note 10. The transaction was effective through a Subscription Agreement that was entered into between the two parties, under which the Company sold to Panther Bridge an 18% Unsecured Promissory Note in the original principal amount of $6,000,000.00 (the “Panther Bridge Note”), along with 3,000,000 shares of Series A Redeemable Preferred Stock, par value of $0.0001 per share (the “Preferred Stock”) for $0. The Series A Preferred Stock is recorded at the fair value at the time of issuance of $4,843 in the Company’s Consolidated Financial Statements.

Mezzanine Classification

The Series A Preferred Stock is redeemable in the event of certain change of control events involving the Company. S99-3A(2) of the SEC’s Accounting Series Release No. 268 (“ASR 268”) requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (i) at a fixed or determinable price on a fixed or determinable date, (ii) at the option of the holder, or (iii) upon the occurrence of an event that is not solely within the control of the issuer. Preferred securities that are mandatorily redeemable are required to be classified by the issuer as liabilities whereas under ASR 268 guidance an issuer should classify a preferred security whose redemption is contingent on an event not entirely in control of the issuer as mezzanine equity. The Series A Preferred Stock is not mandatorily redeemable, however, a change in control is not solely in control of the Company, accordingly, the Company determined that mezzanine treatment is appropriate for the Series A and has presented it as such in our Consolidated Financial Statements as of and for the year ended December 31, 2025.

Liquidation Preference

The Series A Preferred Stock will rank senior to the Company’s common stock, (the “Common Stock”), with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Dividends

Holders of the Series A Preferred Stock are entitled to a dividend at the rate of 18.0% per annum, compounding quarterly, paid in cash, at the Company’s election. For any quarter in which the Company elects not to pay the dividend in cash, such dividend will become part of the redemption price of each share of Series A Preferred Stock as of the applicable dividend payment date. During the year ended December 31, 2025, the Company did not declare or pay dividends. Dividends will accrue at the discretion of the Board of Directors.

Voting

The Series A Preferred Stock will not be entitled to vote with the holders of the Common Stock.

Redemption

At any time, the Company may redeem, ratably, in whole, the shares of Series A Preferred Stock of any holder outstanding at such time at a redemption price per share of Series A Preferred Stock equal to the following: sum of (i) $1.00 plus (ii) all unpaid dividends (whether or not declared) on such share accrued from (and including) the immediately preceding dividend payment date to (but not including) the redemption date.

Change in Control Redemption

In the event of any change in control transaction occurring after the original issuance date, each holder of shares of Series A Preferred Stock outstanding immediately prior to the consummation of such change in control transaction shall be entitled to have all, but not less than all, of the shares of Series A Preferred Stock be redeemed at the redemption price upon the consummation of such change in control transaction.

As of December 31, 2025, the Series A Preferred Stock is not probable of becoming redeemable.